Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Schedule of Right-of-use assets

Right-of-use assets are summarized below (in thousands):

	As of June 30, 2023	As of December 31, 2022
Palo Alto, CA Office	$630	$630
Hyderabad, India Office	19	—
Ratingen, Germany Office	86	85
Berlin, Germany Office	514	508
Frankfurt, Germany Office	298	294
Less accumulated amortization	(1,113)	(986)
Right-of-use asset, net	$434	$531
Right-of-use assets is summarized below (in thousands):
	As of December 31, 2022	As of December 31, 2021
Palo Alto, CA Office	$630	$631
Hyderabad, India Office	342	359
Coquitlam, Canada Office	91	97
Westminster, Canada Office	—	10
Toronto, Canada Office	565	949
Ratingen, Germany Office	85	90
Berlin, Germany Office	508	536
Slough, United Kingdom Office	—	34
Frankfurt, Germany Office	294	312
Manila, Philippines Office	247	—
Less accumulated amortization	(1,550)	(1,281)
Right-of-use asset, net	$1,212	$1,737

Less discontinued operations	(681)	(724)
Right-of-use asset, continuing operations	$531	$1,013

Schedule of Lease liabilities	Lease liability is summarized below (in thousands):
	As of December 31, 2022	As of December 31, 2021
Total lease liability	$1,255	$1,751
Less: short term portion	(477)	(643)
Long term portion	$778	$1,108

Less discontinued operations	(444)	(531)
Long term portion, continuing operations	$334	$577

Schedule of Maturity analysis under the lease agreement

Maturity analysis under the lease agreement is as follows (in thousands):

Six months ending December 31, 2023	$108
Year ending December 31, 2024	216
Year ending December 31, 2025	109
Year ending December 31, 2026	41
Year ending December 31, 2027	—
Year ending December 31, 2028 and thereafter	—
Total	$474
Less: Present value discount	(29)
Lease liability	$445
Maturity analysis under the lease agreement is as follows (in thousands):
Year ending December 31, 2023	$539
Year ending December 31, 2024	454
Year ending December 31, 2025	275
Year ending December 31, 2026	98
Year ending December 31, 2027	—
Total	$1,366
Less: Present value discount	(111)
Lease liability	$1,255

Less discontinued operations	(710)
Lease liability, continuing operations	$545

Schedule of Lease Liability	Lease liability is summarized below (in thousands):
	As of June 30, 2023	As of December 31, 2022
Total lease liability	$445	$545
Less: short term portion	(200)	(211)
Long term portion	$245	$334